Income Taxes, Effective Income Tax Expense and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 4,978	$ 5,892	$ 9,485
Statutory federal income tax expense, rate	21.00%	21.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 896	$ 1,076	$ 926
State and local taxes on income, net of federal income tax benefit, rate	3.80%	3.90%	3.40%
Tax-exempt interest	$ (460)	$ (494)	$ (812)
Tax-exempt interest, rate	(2.00%)	(1.80%)	(3.00%)
Tax credits	$ (1,715)	$ (1,537)	$ (1,419)
Tax credits, rate	(7.20%)	(5.50%)	(5.20%)
Non-deductible accruals	$ 653	$ 236	$ 1,320
Non-deductible accruals, rate	2.70%	0.80%	4.90%
Tax reform	$ 0	$ 164	$ (3,713)
Tax reform, rate	0	0.006	(0.137)
Other	$ (195)	$ 325	$ (870)
Other, rate	(0.80%)	1.20%	(3.30%)
Income tax expense	$ 4,157	$ 5,662	$ 4,917
Effective income tax rate	17.50%	20.20%	18.10%
Income tax expense (benefit), continuing operations, adjustment of deferred tax (asset) liability			$ (3,900)
Effective income tax rate reconciliation, repatriation of non-US earnings, amount			$ 173
Effective income tax rate reconciliation, tax reform act, amount		$ 164